NOTES PAYABLE - RELATED PARTY	3 Months Ended	12 Months Ended
	Oct. 31, 2015	Jul. 31, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 3	NOTES PAYABLE – RELATED PARTY

On October 13, 2013, the Company entered into a promissory note with a related party in the amount of $100. Pursuant to the terms of the note, the note is non-interest bearing, unsecured and is due on demand. (See Note 6).

NOTE 3	NOTES PAYABLE

(A) Notes Payable – Related Party

On October 13, 2013 the Company entered into a promissory note with a related party in the amount of $100. Pursuant to the terms of the note, the note is non-interest bearing, unsecured and is due on demand. (See Note 6).

(B) Notes Payable

On August 31, 2013 the Company entered into a promissory note with an unrelated party in the amount of $1,129. Pursuant to the terms of the note, the note is non-interest bearing, unsecured and is due on demand. On October 1, 2014, the loan balance was repaid and as of July 31, 2015, the remaining balance due is $0.